Staff costs	12 Months Ended
Dec. 31, 2025
Staff Costs
Staff costs

5	Staff costs

Staff costs (including Directors) comprise:

	2025 £’000	2024 £’000	2023 £’000
Wages and salaries	1,710	1,597	1,708
Defined contribution pension cost (note 24)	69	67	86
Social security contributions and similar taxes	192	201	233
Share-based payment charge	170	283	28
Staff costs gross	2,141	2,148	2,055

Employee numbers

The average number of staff employed by the Group during the financial year amounted to:

	2025	2024	2023
Research and development	7	8	16
General and administration	4	5	5
	11	13	21

Key management personnel compensation

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, including the Directors of the Company, including the Chief Executive Officer and Chief Scientific Officer for 2024 and 2023.

	2025 £’000	2024 £’000	2023 £’000
Short term employee benefits	563	782	677
Post-employment benefits	–	11	21
Termination benefits	–	30	–
Share-based payment	138	201	22
Management Personnal Compensation	701	1,024	720

During the year no Directors (2024:0; 2023: 0) participated in a defined contribution pension scheme. Pension contributions in the above note include those of the Chief Scientific Officer for 2024 and 2023.

Emoluments disclosed above include the following amounts in respect of the highest paid Director.

	2025 £’000	2024 £’000	2023 £’000
Short term employee benefits	303	287	252
Post-employment benefits	–	–	–
Management Personnal Compensation	250	287	252

None of the Directors have exercised share options during the year (2024: nil, 2023: nil).